Significant accounting policies, judgements, estimates and assumptions - Effect of IFRS 16 on group balance sheet (Details) - USD ($) $ in Millions	Jan. 01, 2019	Dec. 31, 2018		Jan. 01, 2018	[1]	Dec. 31, 2017		Dec. 31, 2016	[1]	Dec. 31, 2015	[1]
Non-current assets
Property, plant and equipment	$ 143,950	$ 135,261				$ 129,471
Trade and other receivables	2,159	1,834				1,434
Prepayments	849	1,179				1,112
Deferred tax assets	3,736	3,706				4,469
Current assets
Trade and other receivables	24,673	24,478				24,849
Prepayments	872	963				1,414
Current liabilities
Trade and other payables	46,209	46,265				44,209
Accruals	4,578	4,626				4,960
Finance debt	11,525	9,373				7,739
Provisions	2,547	2,564				3,324
Non-current liabilities
Other payables	14,013	13,830				13,889
Accruals	548	575				505
Finance debt	63,507	56,426				55,491
Deferred tax liabilities	9,767	9,812				7,982
Provisions	17,657	17,732				20,620
Net assets	101,218	101,548				100,404
Equity
BP shareholders’ equity	99,115	99,444				98,491
Non-controlling interests	2,103	2,104				1,913
Equity	101,218	101,548	[1]	$ 100,224		$ 100,404	[1]	$ 96,843		$ 98,387
Previously reported
Non-current assets
Property, plant and equipment		135,261
Trade and other receivables		1,834
Prepayments		1,179
Deferred tax assets		3,706
Current assets
Trade and other receivables		24,478
Prepayments		963
Current liabilities
Trade and other payables		46,265
Accruals		4,626
Finance debt		9,373
Provisions		2,564
Non-current liabilities
Other payables		13,830
Accruals		575
Finance debt		56,426
Deferred tax liabilities		9,812
Provisions		17,732
Net assets		101,548
Equity
BP shareholders’ equity		99,444
Non-controlling interests		2,104
Equity		$ 101,548
Adjustment on adoption of IFRS 16 | IFRS 16
Non-current assets
Property, plant and equipment	8,689
Trade and other receivables	325
Prepayments	(330)
Deferred tax assets	30
Current assets
Trade and other receivables	195
Prepayments	(91)
Current liabilities
Trade and other payables	(56)
Accruals	(48)
Finance debt	2,152
Provisions	(17)
Non-current liabilities
Other payables	183
Accruals	(27)
Finance debt	7,081
Deferred tax liabilities	(45)
Provisions	(75)
Net assets	(330)
Equity
BP shareholders’ equity	(329)
Non-controlling interests	(1)
Equity	$ (330)

[1]	See Note 32 for further information.